Business acquisitions and dispositions - Acquisition of MTS (Details) shares in Millions, $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2017 CAD ($) location	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Mar. 17, 2017 CAD ($) shares megahertz	Dec. 31, 2016 CAD ($)
Disclosure of detailed information about business combination [line items]
Deferred tax asset		$ (3,051)	$ (2,726)		$ (2,496)
Percentage of postpaid subscribers sold	25.00%
Disposition of intangibles and other assets		68	323
Number of megahertz transferred | megahertz				40
Total number of megahertz | megahertz				700
Number of megahertz in wireless spectrum | megahertz				2,500
Non-capital tax loss carryforwards
Disclosure of detailed information about business combination [line items]
Unused tax loss carryforward		645	208
Deferred tax asset		129	17		$ 21
MTS
Disclosure of detailed information about business combination [line items]
Total cost to be allocated				$ 2,933
Cash transferred				1,339
Stock transferred				$ 1,594
Number of shares transferred (in shares) | shares				27.6
Revenue of acquiree since acquisition date		730
Earnings of acquiree since acquisition date		100
Revenue of combined entity as if combination occurred at beginning of period			22,950
Earnings of combined entity as if combination occurred at beginning of period			3,061
Number of retail locations sold | location	15
Disposition of intangibles and other assets	$ 323
MTS | Non-capital tax loss carryforwards
Disclosure of detailed information about business combination [line items]
Unused tax loss carryforward		$ 478	$ 64	$ 1,500
Deferred tax asset				$ 300